Related Party Balanceand Transactions (Details Narrative) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 ILS (₪)
Related Party Transaction [Line Items]
Interest incurred, loans received from its shareholders	$ 164
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Additional monthly payment to be paid to related party for devoted time		$ 46,000
Increased additional monthly payment to be paid to related party for devoted time, as a result of acheiving net income before taxes in the Company's first calendar year audited financial statements	9
Director [Member]
Related Party Transaction [Line Items]
Sales commission percentage to be paid to related party		2.50%	2.50%
NIS [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Additional monthly payment to be paid to related party for devoted time | ₪			₪ 17,500
Increased additional monthly payment to be paid to related party for devoted time, as a result of acheiving net income before taxes in the Company's first calendar year audited financial statements	$ 35,000